Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0000880406
Registrant Name	Herzfeld Credit Income Fund, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A